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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22162

The RAM Funds
(Exact name of registrant as specified in charter)

2331 Far Hills Avenue, Suite 200 Dayton, Ohio	45419
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 643-1000

Date of fiscal year end:         November 30, 2010

Date of reporting period:       August 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The RAM Small/Mid Cap Fund
Schedule of Investments
August 31, 2010 (Unaudited)

COMMON STOCKS — 93.6%	Shares	Value

Consumer Discretionary - 15.3%
Household Durables - 2.2%
Jarden Corp.	6,434	$173,332

Media - 1.8%
John Wiley & Sons, Inc. - Class A	3,986	141,862

Multiline Retail - 4.8%
Big Lots, Inc.*	4,825	150,830
Dollar Tree, Inc.*	5,140	232,996
		383,826
Specialty Retail - 3.5%
Gymboree Corp. (The)*	3,776	142,091
Rent-A-Center, Inc.	6,679	134,114
		276,205
Textiles, Apparel & Luxury Goods - 3.0%
Hanesbrands, Inc.*	9,861	236,072

Consumer Staples - 1.9%
Food Products - 1.9%
Dean Foods Co.*	14,896	152,386

Energy - 9.5%
Energy Equipment & Services - 6.1%
Helix Energy Solutions Group, Inc.*	12,163	110,683
McDermott International, Inc.*	15,106	193,659
Superior Energy Services, Inc.*	8,322	178,923
		483,265
Oil, Gas & Consumable Fuels - 3.4%
PetroHawk Energy Corp.*	8,367	126,509
Swift Energy Co.*	5,273	142,107
		268,616
Financials - 25.4%
Consumer Finance - 6.4%
EZCORP, Inc. - Class A*	16,365	294,243
First Cash Financial Services, Inc.*	8,952	213,595
		507,838
Insurance - 7.5%
Fidelity National Financial, Inc. - Class A	10,840	157,288
HCC Insurance Holdings, Inc.	9,511	239,963
PartnerRe Ltd.	2,657	197,814
		595,065
Real Estate Investment Trusts (REITs) - 9.7%
Annaly Capital Management, Inc.	10,490	182,316
LTC Properties, Inc.	10,910	269,259
Omega Healthcare Investors, Inc.	15,036	322,522
		774,097
Thrifts & Mortgage Finance - 1.8%
Beneficial Mutual Bancorp, Inc.*	16,804	140,145

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)

COMMON STOCKS — 93.6% (Continued)	Shares	Value

Health Care - 7.5%
Health Care Equipment & Supplies - 2.0%
ICU Medical, Inc.*	4,557	$162,366

Life Sciences Tools & Services - 2.0%
ICON plc - ADR*	7,063	155,386

Pharmaceuticals - 3.5%
Warner Chilcott plc - Class A*	9,651	274,281

Industrials - 13.9%
Commercial Services & Supplies - 2.8%
Republic Services, Inc.	7,623	224,345

Construction & Engineering - 2.5%
KBR, Inc.	8,532	197,942

Electrical Equipment - 2.2%
Babcock & Wilcox Co.*	7,553	169,187

Marine - 2.0%
Navios Maritime Holdings, Inc.	29,862	158,269

Professional Services - 4.4%
FTI Consulting, Inc.*	7,343	240,704
Navigant Consulting, Inc.*	11,179	110,672
		351,376
Information Technology - 12.1%
Electronic Equipment, Instruments & Components - 2.0%
Cogent, Inc.*	14,476	159,236

Internet Software & Services - 2.7%
VeriSign, Inc.*	7,273	211,862

IT Services - 7.4%
Fiserv, Inc.*	3,497	174,955
Lender Processing Services, Inc.	6,993	205,105
Wright Express Corp.*	6,364	204,348
		584,408
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Frontier Communications Corp.	20,910	161,634

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)

COMMON STOCKS — 93.6% (Continued)	Shares	Value

Utilities - 6.0%
Electric Utilities - 2.1%
UIL Holdings Corp.	6,294	$166,728

Multi-Utilities - 3.9%
CMS Energy Corp.	17,763	310,853

Total Common Stocks (Cost $7,210,848)		$7,420,582

MONEY MARKET FUNDS — 5.7%	Shares	Value

AIM Short-Term Investments Trust (The) - Treasury
Portfolio - Institutional Class, 0.06%(a) (Cost $450,596)	450,596	$450,596

Total Investments at Value — 99.3% (Cost $7,661,444)		$7,871,178

Other Assets in Excess of Liabilities — 0.7%		54,794

Net Assets — 100.0%		$7,925,972

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of August 31, 2010 .

See accompanying notes to Schedules of Investments.

The RAM Small Cap Fund
Schedule of Investments
August 31, 2010 (Unaudited)

COMMON STOCKS — 94.4%	Shares	Value

Consumer Discretionary - 17.8%
Household Durables - 3.4%
Jarden Corp.	1,180	$31,789

Media - 1.8%
John Wiley & Sons, Inc. - Class A	478	17,012

Multiline Retail - 4.7%
Big Lots, Inc.*	592	18,506
Dollar Tree, Inc.*	546	24,750
		43,256
Specialty Retail - 3.7%
Gymboree Corp. (The)*	439	16,520
Rent-A-Center, Inc.	887	17,811
		34,331
Textiles, Apparel & Luxury Goods - 4.2%
Hanesbrands, Inc.*	1,642	39,309

Consumer Staples - 2.2%
Food Products - 2.2%
Dean Foods Co.*	1,963	20,082

Energy - 9.6%
Energy Equipment & Services - 8.1%
Helix Energy Solutions Group, Inc.*	1,522	13,850
McDermott International, Inc.*	1,544	19,794
Superior Energy Services, Inc.*	971	20,877
Vantage Drilling Co.*	15,440	20,844
		75,365
Oil, Gas & Consumable Fuels - 1.5%
Swift Energy Co. *	529	14,257

Financials - 35.7%
Capital Markets - 2.3%
Diamond Hill Investment Group, Inc.*	415	21,352

Consumer Finance - 9.4%
EZCORP, Inc. - Class A*	2,690	48,366
First Cash Financial Services, Inc.*	1,633	38,963
		87,329
Insurance - 7.3%
American Safety Insurance Holdings Ltd.*	1,251	19,553
Fidelity National Financial, Inc. - Class A	1,344	19,501
HCC Insurance Holdings, Inc.	1,133	28,586
		67,640

The RAM Small Cap Fund
Schedule of Investments (Continued)

COMMON STOCKS — 94.4% (Continued)	Shares	Value

Financials - 35.7% (Continued)
Real Estate Investment Trusts (REITs) - 11.1%
Capstead Mortgage Corp.	1,725	$20,045
LTC Properties, Inc.	1,444	35,638
Omega Healthcare Investors, Inc.	2,246	48,177
		103,860
Thrifts & Mortgage Finance - 5.6%
Beneficial Mutual Bancorp, Inc.*	1,876	15,646
Chicopee Bancorp, Inc.*	1,716	19,133
Westfield Financial, Inc.	2,276	17,252
		52,031
Health Care - 3.5%
Life Sciences Tools & Services - 2.1%
ICON plc - ADR*	896	19,712

Pharmaceuticals - 1.4%
Warner Chilcott plc - Class A*	450	12,789

Industrials - 6.9%
Marine - 2.1%
Navios Maritime Holdings, Inc.	3,594	19,048

Professional Services - 4.8%
FTI Consulting, Inc.*	802	26,290
Navigant Consulting, Inc.*	1,876	18,572
		44,862
Information Technology - 12.4%
Electronic Equipment, Instruments & Components - 3.6%
Cogent, Inc.*	3,020	33,220

Internet Software & Services - 3.5%
VeriSign, Inc.*	1,122	32,684

IT Services - 5.3%
Lender Processing Services, Inc.	840	24,637
Wright Express Corp.*	784	25,174
		49,811
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Frontier Communications Corp.	2,539	19,626

The RAM Small Cap Fund
Schedule of Investments (Continued)

COMMON STOCKS — 94.4% (Continued)	Shares	Value

Utilities - 4.2%
Electric Utilities - 1.8%
UIL Holdings Corp.	635	$16,821

Multi-Utilites - 2.4%
CMS Energy Corp.	1,279	22,383

Total Common Stocks (Cost $937,614)		$878,569

MONEY MARKET FUNDS — 4.3%	Shares	Value

AIM Short-Term Investments Trust (The) - Treasury
Portfolio - Institutional Class, 0.06%(a) (Cost $39,848)	39,848	$39,848

Total Investments at Value — 98.7% (Cost $977,462)		$918,417

Other Assets in Excess of Liabilites — 1.3%		11,693

Net Assets — 100.0%		$930,110

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of August 31, 2010 .

See accompanying notes to Schedules of Investments.

The RAM Funds
Notes to Schedules of Investments
August 31, 2010 (Unaudited)

1.  Securities Valuation

Portfolio securities, such as common stocks and real estate investment trusts (“REITs”), of The RAM Small/Mid Cap Fund and The RAM Small Cap Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less, has been determined in good faith by the Board of Trustees to be represented by amortized cost, which approximates fair value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in their entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2010 by security type:

The RAM Small/Mid Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks (including REITs)	$7,420,582	$-	$-	$7,420,582
Money Market Funds	450,596	-	-	450,596
Total	$7,871,178	$-	$-	$7,871,178

The RAM Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks (including REITs)	$878,569	$-	$-	$878,569
Money Market Funds	39,848	-	-	39,848
Total	$918,417	$-	$-	$918,417

The RAM Funds
Notes to Schedules of Investments (Continued)

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended August 31, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds during the quarter ended or as of August 31, 2010.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2010:

	The RAM	The RAM
	Small/Mid Cap	Small Cap
	Fund	Fund
Cost of portfolio investments	$7,677,405	$977,936

Gross unrealized appreciation	$788,012	$45,770
Gross unrealized depreciation	(594,239)	(105,289)

Net unrealized appreciation (depreciation)	$193,773	$(59,519)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.

4.  Subsequent Event

At a meeting held on September 13, 2010, the Board of Trustees of the Trust approved the mandatory redemption of all of The RAM Small Cap Fund’s shares and the liquidation of the Fund.   It is anticipated that all outstanding shares of the Fund will be redeemed and the Fund will discontinue operations on or about October 31, 2010. As a result, the Fund’s normal exposure to equity investments has been eliminated and shareholders should not expect the Fund to achieve its stated investment objective.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The RAM Funds

By (Signature and Title)*		/s/ John C. Riazzi
John C. Riazzi, President

Date	October 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John C. Riazzi
John C. Riazzi, President

Date	October 15, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	October 15, 2010

* Print the name and title of each signing officer under his or her signature.